CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Cost of revenue, related party	¥ 14,373	¥ 18,155	¥ 22,347
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0